Acquisitions - Schedule of Impact on Financial Statements Due to Acquisition, Statement of Operations (Parenthetical) (Detail)	1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 30, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Dec. 31, 2010 Southeast Texas [Member]	Dec. 31, 2012 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Dec. 31, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Eagle Ford System [Member]	Dec. 31, 2010 Eagle Ford System [Member]	Nov. 30, 2012 Eagle Ford System [Member]	Dec. 31, 2011 Remove Southeast Texas Equity Earnings [Member]	Dec. 31, 2010 Remove Southeast Texas Equity Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of noncontrolling interest							20.00%	20.00%	20.00%
Minority interests ownership percentage	33.33%		33.33%	33.33%	33.33%	33.33%	33.33%			33.33%	33.33%	33.33%
Percentage of ownership	100.00%	100.00%	100.00%	100.00%			80.00%	80.00%	80.00%